INTERIM CONDENSED STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 12	€ 21
Property, plant and equipment	7,535	8,256
Non-current financial assets	498	505
Total non-current assets	8,045	8,782
Current assets
Trade receivables	0	62
Other current assets	13,534	6,035
Cash and cash equivalents	102,336	119,151
Total current assets	115,870	125,248
TOTAL ASSETS	123,915	134,030
Shareholders’ equity
Share capital	1,045	1,033
Premiums related to share capital	255,782	255,735
Accumulated other comprehensive income	513	555
Treasury shares	(212)	(196)
Reserve	(185,276)	(153,069)
Net loss for the period	(30,420)	(33,590)
Total shareholders’ equity	41,431	70,468
Non-current liabilities
Non-current provisions	457	414
Non-current financial liabilities	43,988	44,107
Total non-current liabilities	44,445	44,522
Current liabilities
Current provisions	430	40
Current financial liabilities	6,730	4,872
Trade payables and other payables	8,813	7,106
Other current liabilities	5,510	7,022
Deferred revenues and contract liabilities	16,555	0
Total current liabilities	38,038	19,041
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 123,915	€ 134,030